Subsequent events (Details) ₺ / shares in Units, ₺ in Thousands, Br in Thousands, $ in Millions			3 Months Ended
	Mar. 25, 2025 TRY (₺) installment ₺ / shares	Jan. 24, 2025 USD ($)	Mar. 31, 2025 BYN (Br)	May 15, 2025 TRY (₺)	Jan. 30, 2025 TRY (₺)	Dec. 31, 2024 TRY (₺)	Dec. 31, 2024 BYN (Br)	Jun. 28, 2024 TRY (₺)	Dec. 31, 2023 TRY (₺)
Subsequent events
Bond issuance limit								₺ 8,000,000
Issued capital						₺ 2,200,000			₺ 2,200,000
Proposed distribution of gross dividend	₺ 8,000,000
Proposed distribution of gross dividend per share | ₺ / shares	₺ 3.6363636
Number of equal installments in proposed distribution | installment	2
Sustainable bond issuance
Subsequent events
Nominal amount | $		$ 500
Maturity period		7 years
Fixed interest rate		7.65%
Sale price as a percentage of nominal value		100.00%
Conventional bond issuance
Subsequent events
Nominal amount | $		$ 500
Maturity period		5 years
Fixed interest rate		7.45%
Sale price as a percentage of nominal value		100.00%
Financing bond issuance
Subsequent events
Nominal amount					₺ 2,000,000
Fixed interest rate					43.50%
Bond issuance limit					₺ 8,000,000
Capital increase | BeST
Subsequent events
Issued capital | Br			Br 1,363,866				Br 1,322,960
Capital increase | Br			Br 40,906
Company Share Buyback Program
Subsequent events
Buyback program limit				₺ 8,500,000